Transactions with related parties (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postemployment Benefits [Abstract]
Defined contribution supplementary pension plans	R$ 468,079	R$ 474,378	R$ 473,663
Total	R$ 468,079	R$ 474,378	R$ 473,663